Long-Term Investments (Details) $ in Thousands, ¥ in Millions	Dec. 31, 2007 USD ($)	Dec. 31, 2007 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Long-term investments [Line Items]
Impairment loss			$ 1,900	$ 1,913
Fujian Bafang [Member]
Long-term investments [Line Items]
Equity Method Investment, cash consideration	$ 1,700	¥ 12
Fujian Bafang [Member]
Long-term investments [Line Items]
Impairment loss
2007 Plan [Member] | Fujian Bafang [Member]
Long-term investments [Line Items]
Equity interest rate	40.00%	40.00%